UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value

California (1.0%)

CA State G.O. Bonds
5 1/4s, 2/1/29	A1	$1,250,000	$1,461,050
5s, 11/1/32	A1	1,250,000	1,365,363

			2,826,413
Guam (1.2%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,125,000	1,276,346

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,124,310

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	462,996

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	521,470

			3,385,122
Indiana (0.5%)

IN State Fin. Auth. Edl. Fac. VRDN, Ser. A-1, 0.18s, 2/1/37	VMIG1	1,400,000	1,400,000

			1,400,000
New Jersey (79.6%)

Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa3	1,859,000	1,977,381

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,489,716

Camden Cnty., Impt. Auth. VRDN (Sr. Redev. Harvest Village), Ser. A, 0.19s, 7/1/29	A-1	1,140,000	1,140,000

Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, NATL, 5 1/4s, 6/1/21	A-	3,905,000	4,070,221

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,705,238
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,228,710
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,299,980

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA	1,500,000	1,815,075

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,752,620
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	4,223,460

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,645,943
5s, 4/1/23	AA+	500,000	581,255

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	Aa3	1,720,000	2,215,773

Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s, 1/1/14	A+/P	880,000	915,719

Middlesex Cnty., Rev. Bonds (Civic Sq. IV Redev.), 5s, 10/15/28	AA+	2,495,000	3,183,969

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31 (Prerefunded 3/15/13)	BBB+/P	1,500,000	1,537,275
(North Brunswick Twp.), Ser. A, FGIC, NATL, 5s, 10/1/20 (Prerefunded 10/1/12)	Aa2	1,000,000	1,003,350

Middletown Twp., Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,792,305

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,402,517

New Brunswick, Pkg. Auth. Rev. Bonds (City Gtd. Pkg.)
5s, 9/1/30	A+	250,000	286,593
5s, 9/1/29	A+	250,000	287,513

Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded 1/1/14)	BBB	2,260,000	2,406,877

NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	1,300,000	1,303,835
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	1,500,000	1,499,835
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	799,478
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BBB-	800,000	834,896
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,735,070
(School Fac. Construction), Ser. N-1, AMBAC, 5 1/2s, 9/1/24	A1	1,500,000	1,876,920
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	1,500,000	1,704,480
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A1	500,000	543,845
(School Fac.), Ser. U, AGM, 5s, 9/1/32	Aa3	1,000,000	1,097,320
(Seeing Eye, Inc.), 5s, 6/1/32	A	2,015,000	2,323,557
(School Fac. Construction), Ser. P, 5s, 9/1/30	A1	2,040,000	2,204,812
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,071,170
Ser. II, 5s, 3/1/27	A1	2,000,000	2,346,120
5s, 6/15/26	Baa1	2,000,000	2,242,920
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23	Aa3	2,545,000	2,746,004

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	201,780

NJ Econ. Dev. Auth. Solid Waste Fac. Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), Ser. A, 5.3s, 6/1/15	BBB	1,500,000	1,611,795

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	3,500,000	3,842,825
Ser. B, 5.6s, 11/1/34	A2	500,000	552,265
Ser. D, 4 7/8s, 11/1/29	A2	700,000	755,356

NJ Env. Infrastructure Trust Rev. Bonds, Ser. B, 5s, 9/1/30	Aaa	1,445,000	1,672,385

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	Aa3	5,000,000	6,236,900
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	1,160,330
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	2,987,375
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	BBB+	2,000,000	2,156,220
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	1,500,000	1,599,690
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,750,543
(Barnabas Hlth.), Ser. A, 5 5/8s, 7/1/32	Baa2	2,000,000	2,212,780
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	619,368
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	933,174
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa3	1,000,000	1,087,250
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,594,361
(Hlth. Care Fac. Good Shepherd), Radian Insd., 5.1s, 7/1/21	BBB/P	1,010,000	1,009,950
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	3,178,514
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,529,115
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,768,687
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	795,188
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A1	1,000,000	1,110,790
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	541,345
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,600,170
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,079,060
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,706,706
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	413,780
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,649,880
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,055,860

NJ Hlth. Care Fac. Fin. Auth. VRDN
(Virtua Hlth.), Ser. B, 0.18s, 7/1/43	A-1	3,000,000	3,000,000
(Virtua Hlth.), Ser. C, 0.18s, 7/1/43	A-1	2,665,000	2,665,000
(Compensation Program), Ser. A-4, 0.15s, 7/1/27	VMIG1	1,425,000	1,425,000

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/32	A1	1,250,000	1,457,750

NJ State G.O. Bonds, 5s, 6/1/27 (Prerefunded 6/1/17)	Aa3	1,500,000	1,799,160

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	2,400,000	1,530,264

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32	Baa1	500,000	611,325
(Georgian Court College), Ser. C, U.S. Govt. Coll., 6 1/2s, 7/1/33 (Prerefunded 7/1/13)	AA+	1,250,000	1,314,125
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,000,000	1,067,370
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,865,453
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB/F	1,000,000	1,035,980
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	541,305
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,575,000	1,698,354
(Ramapo College of NJ), Ser. B, 5s, 7/1/37	A2	820,000	919,253
(Rider U.), Ser. A, 5s, 7/1/37	Baa1	500,000	539,910
(Rider U.), Ser. A, 5s, 7/1/32	Baa1	500,000	554,865
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa3	1,000,000	1,109,410
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa3	2,000,000	2,222,200
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa1	1,000,000	1,067,320
(College of NJ), Ser. D, AGM, 5s, 7/1/26	Aa3	1,000,000	1,132,840
(College of NJ), Ser. D, AGM, 5s, 7/1/25	Aa3	1,500,000	1,706,235
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,746,315
(William Paterson U.), Ser. A, NATL, FGIC, 5s, 7/1/22	A1	1,110,000	1,166,321
(Princeton U.), Ser. B, 5s, 7/1/21	Aaa	765,000	983,216
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded 7/1/14)	A+	1,565,000	1,697,462
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	Aa3	4,315,000	4,656,230

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,957,970
Ser. 2, 5s, 12/1/26	Aa3	1,250,000	1,382,150
Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,827,050
Ser. A, 5s, 6/1/18	AA	2,000,000	2,311,840

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	825,000	919,760
Ser. E1, AGM, 5.7s, 5/1/20	Aa3	385,000	385,477
Ser. A, 4.2s, 11/1/32	A+	1,000,000	1,015,930

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	A+	3,085,000	3,448,937
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,265,820
Ser. A, AMBAC, 5s, 1/1/30 (Prerefunded 7/1/13)	A+	3,000,000	3,117,060
Ser. A, AGM, 5s, 1/1/20 (Prerefunded 7/1/13)	AA-	4,000,000	4,156,080
Ser. B, 5s, 1/1/19(FWC)	A+	1,000,000	1,203,560

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5 7/8s, 12/15/38	A1	1,350,000	1,578,839
Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,159,860
(Trans. Syst.), Ser. D, 5 1/4s, 12/15/23	A1	2,000,000	2,503,880
(Trans. Syst.), Ser. A, AGM, AMBAC, 5s, 12/15/32	Aa3	2,500,000	2,829,450
(Trans. Syst.), Ser. A, AMBAC, 5s, 12/15/27	A1	2,475,000	2,827,564
(Trans. Syst.), Ser. A, zero %, 12/15/33	A1	5,100,000	1,974,669

NJ State Trans. Trust Fund Auth. VRDN (Trans. Syst.), Ser. C, 0.14s, 6/15/32	VMIG1	1,500,000	1,500,000

NJ State, Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4 3/4s, 6/15/32	Baa3	1,000,000	1,000,710

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	567,212
zero %, 12/15/26	Aa3	1,000,000	591,700

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	2,000,000	2,229,880

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa3	1,130,000	1,335,649

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,557,920

Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa2	1,800,000	1,878,336

Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	Aa2	875,000	910,306
Ser. F, 5s, 5/1/30	Aa2	1,000,000	1,152,980
Ser. E, FGIC, NATL, 5s, 5/1/25	Aa2	1,330,000	1,413,803

Rutgers State U. VRDN, Ser. A, 0.15s, 5/1/18	VMIG1	3,910,000	3,910,000

Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,263,550

South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A-	1,250,000	1,256,913

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	Aa2	1,500,000	745,620

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded 6/1/13 and 6/1/14)	Aaa	1,285,000	1,343,532
Ser. 1A, 5s, 6/1/41	B2	2,000,000	1,656,540
Ser. 1A, 4 3/4s, 6/1/34	B2	2,000,000	1,651,980
Ser. 1A, 4 5/8s, 6/1/26	B1	2,500,000	2,293,100
Ser. 1A, 4 1/2s, 6/1/23	B1	1,220,000	1,169,712

U. of Medicine & Dentistry Rev. Bonds, Ser. E, NATL, 6 1/2s, 12/1/12 (Escrowed to maturity)	BBB	910,000	923,477

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,500,000	1,674,195

Woodbridge Twp., Board of Ed. G.O. Bonds, 4 1/2s, 7/15/26	Aa2	1,000,000	1,151,120

			225,261,988
New York (5.9%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,889,746

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.16s, 11/1/22	VMIG1	1,800,000	1,800,000

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	750,000	866,820

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s, 6/1/94	Aa2	5,000,000	6,259,494

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	540,000	539,978
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,148,930

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa2	1,250,000	1,492,013

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. ), Ser. A-2, 0.17s, 12/1/37	VMIG1	1,600,000	1,600,000

			16,596,981
Pennsylvania (1.2%)

Delaware River Port Auth. Rev. Bonds (Port Dist.), Ser. B, AGM, 5 5/8s, 1/1/26	Aa3	3,250,000	3,257,540

			3,257,540
Puerto Rico (8.6%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	Baa1	1,975,000	2,162,961
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	1,490,000	1,646,465
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	Baa1	2,500,000	2,799,400

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	3,300,000	3,483,315
6s, 7/1/38	Baa2	1,000,000	1,057,620

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/29	Baa1	1,000,000	1,068,760

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	1,000,000	1,119,350
Ser. X, 5 1/2s, 7/1/13 (Escrowed to maturity)	A3	150,000	156,429

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds
(Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,490
(Intl. American U.), 5s, 10/1/31	A-	250,000	271,410

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	Baa1	1,025,000	1,136,633

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	1,043,880
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	570,000	589,545

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	5,000,000	5,600,950
Ser. C, 5 1/4s, 8/1/41	A+	1,000,000	1,057,550

			24,194,758
Virgin Islands (0.5%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	503,168
Ser. A-1, 5s, 10/1/39	Baa2	525,000	543,622
Ser. A, 5s, 10/1/25	Baa2	450,000	497,084

			1,543,874
TOTAL INVESTMENTS

Total investments (cost $252,645,679)(b)			$278,466,676

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $282,894,077.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $252,532,865, resulting in gross unrealized appreciation and depreciation of $25,945,512 and $11,701, respectively, or net unrealized appreciation of $25,933,811.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State government	16.5%
	Health care	15.4
	Education	11.8
	Prerefunded	10.3
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	14.2%
	NATL	10.6
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$278,466,676	$—

Totals by level	$—	$278,466,676	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012